Debt securities - Schedule of breakdown by type of instrument (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instruments
Financial assets	€ 283,497	€ 243,203	€ 193,716
Debt securities
Debt Instruments
Financial assets	283,497	243,203	193,716
Private fixed income
Debt Instruments
Financial assets	61,831	57,150	45,822
Private fixed income | Floating rate debt
Debt Instruments
Financial assets	17,323	15,376	12,397
Private fixed income | Fixed rate debt
Debt Instruments
Financial assets	22,175	22,221	17,083
Private fixed income | Securitised mortgage bonds
Debt Instruments
Financial assets	10,709	9,310	9,222
Private fixed income | Other asset-backed bonds
Debt Instruments
Financial assets	€ 11,624	€ 10,243	€ 7,120